REVENUE DISAGGREGATION (Details 1)	9 Months Ended
Sep. 30, 2025 USD ($)
Revenue from Contract with Customer [Abstract]
Balance, December 31, 2024	$ 125,000
Advances received	1,292,000
Revenue recognized	(822,000)
Advances refunded	(261,000)
Customer advances	$ 334,000